TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,298	$ 1,883	$ 1,656
Post-employment benefits	131	136	126
Other long-term benefits	35	35	33
Share-based compensation	1,011	548	949
Benefits to key executive personnel	$ 3,475	$ 2,602	$ 2,764